Intangible Assets, Net	6 Months Ended
Sep. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
7.	INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of September 30, 2024	As of March 31, 2024
	(Unaudited)
Software	$621,428	$521,833
Less: accumulated amortization	(517,660)	(483,650)
Intangible asset, net	$103,768	$38,183

Amortization expense was $19,535 and $35,946 for the six months ended September 30, 2024 and 2023, respectively.